Annual Fund Operating Expenses - First Trust Nasdaq Food and Beverage ETF - First Trust Nasdaq Food and Beverage ETF	Aug. 02, 2021
Operating Expenses:
Management Fees	0.60%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.60%